Stockholders' Deficit	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Stockholders' Deficit

5. STOCKHOLDERS’ DEFICIT

Common Stock

The Company is authorized to issue 100,000,000 shares of no par value common stock. There were 10,836,337 and 10,895,293 shares of common stock outstanding as of December 31, 2013 and 2012, respectively. The holders of common stock are entitled to one vote per share on all matters submitted to a vote of stockholders and are not entitled to cumulate their votes in the election of directors. The holders of common stock are entitled to any dividends that may be declared by the Board of Directors out of funds legally available therefore subject to the prior rights of holders of any outstanding shares of preferred stock and any contractual restrictions against the payment of dividends on common stock. In the event of liquidation or dissolution of the Company, holders of common stock are entitled to share ratably in all assets remaining after payment of liabilities and the liquidation preferences of any outstanding shares of preferred stock. Holders of common stock have no preemptive or other subscription rights and no right to convert their common stock into any other securities.

During the years ended December 31, 2013 and 2012, there were no sales of stock for cash. During 2013, the Company issued 330,667 shares of common stock in exchange for principal and interest during refinancing of notes payable, and repurchased 389,623 shares of common stock in connection with a general release agreement. The repurchased shares are recorded as treasury stock within the accompanying balance sheet as of December 31, 2013. See Note 7 for additional information regarding this settlement.

On March 10, 2014, as amended on May 1, 2014, the Company entered into an agreement with a third party note and common stock holder to repurchase 1 million shares of common stock for $0.50 per share totaling $500,000, the shareholders’ initial purchase price, and repay $500,000 of principal and interest outstanding on a Profit Sharing note. As of July 16, 2014, the Company paid $650,000 and has agreed to pay the remaining balance by July 25, 2014. As this date has been extended past the original due date of June 1, 2014, the Company will also be required to pay an additional $100,000 in interest by August 25, 2014.

Preferred Stock

The Company is authorized to issue 10,000,000 shares of no par value preferred stock, of which 200,000 shares are designated as Series A Convertible Preferred Stock (“Series A”). There were 123,072 and 124,155 shares of Series A outstanding as of December 31, 2013 and 2012, respectively. There were no shares of other preferred stock outstanding. Shares of Series A preferred stock are convertible into shares of common stock at a rate of 100 shares of common for each share of Series A. Upon any liquidation, dissolution, or winding up of the Company, the assets shall be distributed ratably in proportion to the full amounts to which they would otherwise be respectively entitled as if the Series A holders had fully converted into Common Stock just prior to the liquidation event. During 2013, the Company exchanged related party receivables totaling $108,243 for the return of 1,083 shares of Series A. These shares were cancelled upon their return. See Note 6 Related Party Transactions for further information.

Warrants

During the years ended December 31, 2013 and 2012, for the payment of corporate finance, growth strategy, and transaction advisory services to its founders, finders, and accountant, the Company granted warrants to purchase 0 and 13,479,500 shares, respectively, of its common stock at exercise prices ranging from $0.01 to $1.00 per share. The warrants were immediately vested on the date of grant. These warrants were valued using the Black-Scholes method and resulted in a total aggregate warrant value during the years ended December 31, 2013 and 2012 of $0 and $13,383,269, respectively. These amounts have been included as a component of general and administrative expenses in the accompanying consolidated statements of operations. The weighted average grant date value of these warrants amounted to approximately $0.99 per share.

During the years ended December 31, 2013 and 2012, the Company granted 0 and 549,958 warrants, respectively, to debt holders (see Note 4). The value of these warrants was recorded as a note payable discount and is being amortized into interest expense over the life of the underlying notes payable.

The following summarizes the Company’s warrant activity during the years ended December 31, 2013 and 2012:

		Exercisable into
		Series A
	Exercisable into	Convertible
	Common	Preferred
	Stock	Stock

Outstanding - December 31, 2011	3,765,923	3,000,000

Granted	14,029,458	-
Exercised	-	-
Cancelled	(33,333)	-

Outstanding - December 31, 2012	17,762,048	3,000,000

Granted	-	-
Exercised	(57,125)	-
Cancelled/Expired	(1,352,583)	-

Outstanding - December 31, 2013	16,352,340	3,000,000

As discussed in Note 9, on March 17, 2014, all warrants, including those that expired during 2013, were exchanged for shares of common stock.